UMB FUND SERVICES, INC.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233
(414) 299-2000

October  2, 2008

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC  20549

Re:           Adelante Funds
(333-90085; 811-09679)
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment CompanyAct of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company  Act of 1940, as amended, is the Funds’ Form N-CSR for the annual period ended July 31, 2008.  Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/Constance Dye Shannon
Executive Vice President and General Counsel